CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Trade accounts receivable, allowance for doubtful accounts	$ 6.3	$ 5.9
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, authorized shares	10,000,000	10,000,000
Preferred stock, issued shares	0	0
Common stock, par value	$ 1.25	$ 1.25
Common stock, authorized shares	300,000,000	300,000,000
Common stock, issued shares	189,300,000	189,300,000
Common stock, outstanding shares	120,400,000	119,600,000
Treasury stock, shares	68,300,000	69,100,000
Stock held by employee benefits trusts, shares	0.6	0.6